Financial Debt (Tables)	12 Months Ended
Jun. 30, 2023
Financial Debt [Abstract]
Schedule of Financial Debt
	As of June 30, 2023	As of June 30, 2022
Financial Debt denominated in Argentine Pesos	517,743	-
Financial Debt denominated in US Dollars	2,028,500	-
Total Current Financial Debt	$2,546,243	$-

Schedule of Book Value is Reasonably Approximate to the Fair Value given its Short-Term Nature	The book value is reasonably approximate to the fair value given its short-term nature.
	As of June 30, 2023	As of June 30, 2022
Financial Debt denominated in Argentine Pesos	99,046	-
Total Non-current Financial Debt	$99,046	$-

Schedule of Terms and Conditions of Outstanding Loans	The terms and conditions of outstanding loans are as follows:
Bank entity	Currency of denomination	Nominal value (equivalent in USD)	Nominal interest rate		Date of maturity	As of June 30, 2023	As of June 30, 2022
Banco Macro - pre-financing of exports	ARS	147,874	67% - 88	%(*)	07/17/2023-12/27/2023	173,236	-
Banco Nación - pre-financing of exports	USD	28,500	2%		10/6/2023	28,635	-
Banco Córdoba - pre-financing of exports	ARS	142,567	55% - 88	%(*)	01/11/2023 - 06/26/2023	156,057	-
Banco Galicia - bank overdrafts	ARS	18,849	144	%(*)	06/30/2023	18,849	-
HSBC Bank - bank overdrafts	ARS	4,625	108	%(*)	06/30/2023	4,625	-
Banco Santander - bank overdrafts	ARS	41,325	161	%(*)	06/30/2023	44,446	-
Banco Galicia - loans	ARS	99,643	35% - 85	%(*)	08/21/2023 - 01/25/2024	33,728	-
HSBC Bank - loans	ARS	19,508	64	%(*)	07/27/2023	14,940	-
Banco Santander - loans	ARS	119,001	50% - 57	%(*)	09/03/2026 - 03/04/2027	118,185	-
Banco Macro - loans	ARS	11,705	54	%(*)	7/12/2023	1,257	-
Promissory notes	USD	2,000,000	0%		05/22/2024 - 06/25/2024	2,000,000	-
Asociación mutual AMA – loans	ARS	42,316	53	%(*)	07/10/2023 - 04/10/2024	51,331	-
(*)	Interest rates of our outstanding loans in ARS, correspond to market rates in the country of incorporation of our newly acquired subsidiary, which deems to be a hyperinflationary economy.